Unitholders' Capital (Details) (USD $)	1 Months Ended										12 Months Ended
	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Oct. 31, 2009	May 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 27, 2012
Public Offering of Units [Abstract]
Public offering units sold (in units)		19,550,000				16,726,067	11,500,000	17,250,000	8,625,000	6,325,000
Public offering price per unit (in dollars per unit)		$ 35.95				$ 38.80	$ 35.92	$ 25.00	$ 21.90	$ 16.25
Public offering price per unit, net of underwriting discount (in dollars per unit)		$ 34.512				$ 37.248	$ 34.48	$ 24.00	$ 21.024	$ 15.60
Public offering net proceeds		$ 674,000,000				$ 623,000,000	$ 396,000,000	$ 414,000,000	$ 181,000,000	$ 98,000,000
Public offering underwriting discount and offering expenses		28,000,000				26,000,000	17,000,000	17,000,000	8,000,000	4,000,000
Unit Repurchase Plan [Abstract]
Authorized repurchase value of units														100,000,000
Average unit price of units repurchased (in dollars per unit)											$ 32.76	$ 23.79	$ 12.99
Total cost of units repurchased											17,000,000	12,000,000	2,000,000
Units repurchased during the period (in units)											529,734	486,700	123,800
Remaining balance of units repurchase program											56,000,000
Issuance and Cancellation of Units [Abstract]
Units purchased related to minimum withholding taxes due under equity compensation plan (in units)											0	9,055	63,031
Total cost of units purchased related to minimum withholding taxes due under equity compensation plan												300,000	1,000,000
Equity Distribution Agreement [Abstract]
Date of equity distribution agreement					Aug. 23, 2011
Equity distribution agreement maximum value					500,000,000
Equity distribution agreement origination expense					423,000
Equity distribution agreement remaining balance		411,000,000	470,000,000								470,000,000
Equity distribution agreement units sold		1,539,651	772,104	16,060
Equity distribution agreement price per unit sold		38.02	38.03	38.25
Equity distribution agreement net proceeds		57,000,000	29,000,000	602,000
Equity distribution agreement commission fees		1,000,000	587,000	12,000
Equity distribution agreement professional service expenses											139,000
Distributions [Abstract]
Per unit cash dividend paid (in dollars per unit)															$ 0.69
Distribution paid during period	$ 138,000,000